Unamortized Network Distribution Incentives	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Unamortized Network Distribution Incentives
Unamortized network distribution incentives consisted of the following:

(in thousands)	As of December 31,
	2010	2009
Network launch incentives	$58,026	$42,013
Unbilled affiliate fees	24,313	29,253

Total unamortized network distribution incentives	$82,339	$71,266

We capitalized launch incentive payments totaling $41.2 million in 2010, $3.7 million in 2009 and $3.5 million in 2008.
Amortization recorded as a reduction to affiliate fee revenue in the consolidated and combined financial statements, and estimated amortization of recorded network distribution incentives for each of the next five years, is presented below.

(in thousands)
Amortization for the year ended December 31:
2010	$34,002
2009	37,830
2008	33,391

Estimated amortization for the year ending December 31:
2011	$39,768
2012	23,003
2013	5,999
2014	6,337
2015	6,215
Later years	1,017

Total	$82,339

Actual amortization could be greater than the above amounts as additional incentive payments may be capitalized as we expand distribution of our networks.